Note 4 - Advances for Vessels Acquisitions Under Construction	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4.	Advances for Vessels Acquisitions / Under Construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2014	34,375
— Additions	54,067
— Transferred to Vessels	(63,344)
Balance, December 31, 2015	25,098
— Additions	72,495
— Transferred to Vessels	(97,593)
Balance, December 31, 2016	-

On
July
15,
2015
the Company took delivery of M/T Eco Fleet (see Note
5).
On
January
21,
May
20
and
August
10,
2016
the Company took delivery of M/T Eco Revolution, M/T Stenaweco Excellence and M/T Nord Valiant respectively.